Consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Consolidated statement of comprehensive income
Loss for the financial period	€ (1,891)	€ (7,802)
Items that may be reclassified to the income statement in subsequent periods
Foreign exchange translation differences, net of tax	(222)	(823)
Foreign exchange (losses)/gains transferred to the income statement	(59)	2,079
Other, net of tax	(302)	(144)
Total items that may be reclassified to the income statement in subsequent periods	(583)	1,112
Items that will not be reclassified to the income statement in subsequent periods
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax	(65)	208
Total items that will not be reclassified to the income statement in subsequent periods	(65)	208
Other comprehensive (expense)/income	(648)	1,320
Total comprehensive expense for the financial period	(2,539)	(6,482)
Attributable to:
Owners of the parent	(2,809)	(6,613)
Non-controlling interests	270	131
Total comprehensive expense for the financial period	€ (2,539)	€ (6,482)